RELATED PARTY TRANSACTIONS - Private Placement Units (Details) - USD ($)		6 Months Ended
	Dec. 14, 2021	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Purchase price per unit			$ 0.10	$ 0.10
Gross proceeds		$ 8,000,000
Private Placement
RELATED PARTY TRANSACTIONS
Number of units sold	800,000
Purchase price per unit	$ 10.00
Gross proceeds	$ 8,000,000
Private Placement | Private Placement Warrants
RELATED PARTY TRANSACTIONS
Number of warrants in a unit	0.5
Private Placement | Class A ordinary shares
RELATED PARTY TRANSACTIONS
Number of shares in a unit	1
Over-allotment option
RELATED PARTY TRANSACTIONS
Number of units sold	3,300,000
Over-allotment option | Private placement units
RELATED PARTY TRANSACTIONS
Number of units sold	66,000